PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 04, 2021	Jun. 30, 2023	Dec. 31, 2021
PRIVATE PLACEMENT
Aggregate purchase price			$ 10,000,000
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	8,000,000	8,000,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 8,000,000	$ 8,000,000
Private Placement | Anchor Investor Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	2,000,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 2,000,000